                       CREDIT SUISSE WARBURG PINCUS FUNDS
                          (FORMERLY DLJ MUTUAL FUNDS)
      SUPPLEMENT DATED FEBRUARY 6, 2001 TO PROSPECTUS DATED AUGUST 1, 2000


1) As set forth below, the names of the Series and Funds within the DLJ Mutual Funds family of funds have changed:

 PREVIOUS SERIES OR FUND NAME                            NEW NAME OF FUND OR SERIES
 DLJ Focus Funds                                         Credit Suisse Warburg Pincus Capital Funds
    DLJ Core Equity Fund                                    Credit Suisse Warburg Pincus Blue Chip Fund
    DLJ Growth and Income Fund                              Credit Suisse Warburg Pincus Value Fund
    DLJ Small Company Value Fund                            Credit Suisse Warburg Pincus Small Company
                                                            Value Fund
    DLJ Fixed Income Fund                                   Credit Suisse Warbug Pincus Fixed Income II Fund
    DLJ Municipal Trust Fund                                Credit Suisse Warburg Pincus Municipal Trust Fund

 DLJ Opportunity Funds                                   Credit Suisse Warburg Pincus Opportunity Funds
    DLJ International Equity Fund                           Credit Suisse Warburg Pincus International Equity II
                                                            Fund
    DLJ High Income Fund                                    Credit Suisse Warburg Pincus High Income Fund
    DLJ U.S. Government Money Fund                          Credit Suisse Warburg Pincus U.S. Government Money Fund
    DLJ Municipal Money Fund                                Credit Suisse Warburg Pincus Municipal Money Fund
    DLJ Developing Markets Fund                             Credit Suisse Warburg Pincus Developing Markets Fund

 DLJ Select Funds                                        Credit Suisse Warburg Pincus Select Funds
    DLJ Strategic Growth Fund                               Credit Suisse Warburg Pincus Strategic Growth Fund
    DLJ Technology Fund                                     Credit Suisse Warburg Pincus Technology Fund

    The information set forth above supercedes any inconsistent provisions in the accompanying Prospectus.

2) Effective February 1, 2001, in addition to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee Savings and Profit Sharing Plan, Class D Shares will be made available to (a) certain investment advisory or brokerage clients of Credit Suisse Asset Management, LLC ('CSAM') or its affiliates, and (b) certain employee benefit plans for employees of CSAM or its affiliates. The information set forth above supercedes any inconsistent provisions in the accompanying Prospectus, including, but not limited to, the headings 'Purchase Information,' 'How to Buy and Sell Shares,' 'Other Shareholder Information' and 'Additional Shareholder Services.'

3) Effective February 1, 2001, Class R of the Credit Suisse Warburg Pincus Mutual Funds has been redesignated the 'Common Class.' The rights, privileges and obligations of the Common Class as set forth in the Prospectus under 'Purchase Information,' 'How to Buy and Sell Shares,' 'Other Shareholder Information' and 'Additional Shareholder Services' are set forth below and supercede any inconsistent statements in the accompanying Prospectus.

                              COMMON CLASS SHARES

Common Class Shares will be offered directly by the Credit Suisse Warburg Pincus Funds or through a variety of financial-services firms. Common Class shares are not subject to any initial or contingent deferred sales charge but are subject to a distribution fee of 0.25% of average daily net assets.

A. PURCHASES OF COMMON CLASS THROUGH FINANCIAL-SERVICES FIRMS

You can buy and sell Common Class shares through a variety of financial-services firms such as banks, brokers and financial advisors. The Credit Suisse Warburg Pincus Funds have authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Please read their program materials of the particular firm for any special provisions or additional service features that may apply to your investment. Certain features of the Common Class Shares, such as the minimum initial or subsequent investment amounts, may be modified.

B. PURCHASING COMMON CLASS SHARES DIRECTLY

OPENING AN ACCOUNT

Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call our Shareholder Service Center to receive one by mail or fax. Or you can download it from our Internet Web site: www.warburg.com.

You can make your initial investment by check or wire. The 'By Wire' method in the 'Buying Common Class Shares' table below enables you to buy shares on a particular day at that day's closing NAV.

ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the 'ACH on Demand' section of the Common Class Shares account application.

Investment Checks

Checks should be made payable in U.S. dollars to Credit Suisse Warburg Pincus Funds. Unfortunately, we cannot accept 'starter' checks that do not have your name preprinted on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Warburg Pincus Funds. These types of checks may be returned to you and your purchase order may not be processed.

Wire Instructions

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Warburg Pincus Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and Registration]

HOW TO REACH US

Shareholder Service Center                    Overnight/Courier Service
Toll free: 800-WARBURG                        Boston Financial Data Services, Inc.
          (800-927-2874)                      Attn: Credit Suisse Warburg Pincus Funds
Fax: 646-354-5026                             66 Brooks Drive
                                              Braintree, MA 02184

Mail:
Credit Suisse Warburg Pincus Funds            Internet Web Site
P.O. Box 9030                                 www.warburg.com
Boston, MA 02205-9030

                           BUYING COMMON CLASS SHARES

OPENING AN ACCOUNT

BY CHECK

  Complete the New Account Application. For IRAs use the Universal IRA Application.

  Make your check payable to Credit Suisse Warburg Pincus Funds.

  Mail to Credit Suisse Warburg Pincus Funds.

ADDING TO AN ACCOUNT

  Make your check payable to Credit Suisse Warburg Pincus Funds.

  Write the account number and the fund name on your check.

  Mail to Credit Suisse Warburg Pincus Funds.

  Minimum amount is $100.

BY EXCHANGE

  Call our Shareholder Service Center to request an exchange. Be sure to read the current prospectus for the new fund. Also please observe the minimum initial investment.

If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

  Call our Shareholder Service Center to request an exchange.

  Minimum amount is $250.

If you do not have telephone privileges, mail or fax a signed letter of instruction.

BY WIRE

  Complete and sign the New Account Application. For IRAs use the Universal IRA Application.

  Call our Shareholder Service Center and fax the signed New Account Application by 4 p.m. ET.

  Shareholder Services will telephone you with your account number. Please be sure to specify your name, the account number and the fund name on your wire advice.

  Wire your initial investment for receipt that day.

  Mail the original, signed application to Credit Suisse Warburg Pincus Funds.

  Call our Shareholder Service Center by 4 p.m. ET to inform us of the incoming wire. Please be sure to specify your name, the account number and the fund name on your wire advice.

  Wire the money for receipt that day.

  Your purchase will be effective at the next NAV calculated after we receive your order in proper form.

  Minimum amount is $500.

BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER

  Complete and sign the New Account Application. For IRAs use the Universal IRA Application.

  Call our Shareholder Service Center and fax the signed New Account Application by 4 p.m. ET.

  Shareholder Services will telephone you with your account number and confirm the ACH transfer amount.

  Mail the original, signed application to Credit Suisse Warburg Pincus Funds.

  Call our Shareholder Service Center to request an ACH transfer from your bank.

  Your purchase will be effective at the next NAV calculated after we receive your order in proper form.

  Minimum amount is $50, subject to other minimum investment requirements.

Requires ACH on Demand privileges.

                          SELLING COMMON CLASS SHARES

SELLING SOME OR ALL OF YOUR SHARES

BY MAIL

Write us a letter of instruction that includes:

  your name(s) and signature(s)

  the fund name and account number

  the dollar or share amount you want to sell

  how to send the proceeds

Obtain a signature guarantee or other documentation, if required (see 'Selling Shares in Writing').

Mail the materials to Credit Suisse Warburg Pincus Funds.

If only a letter of instruction is required, you can fax it to the Shareholder Service Center.

CAN BE USED FOR

  Accounts of any type.

  Sales of any amount.

For IRAs please use the IRA Distribution Request Form.

BY EXCHANGE

  Call our Shareholder Service Center to request an exchange. Be sure to read the current prospectus for the new fund. Also please observe the minimum initial investment.

  Accounts with telephone privileges.

If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders to exchange shares.

BY PHONE

Call our Shareholder Service Center to request a redemption. You can receive the proceeds as:

  a check mailed to the address of record

  an ACH transfer to your bank ($50 minimum)

  a wire to your bank ($500 minimum)

See 'By Wire or ACH Transfer' for details.

  Non-IRA accounts with telephone privileges.

BY WIRE OR ACH TRANSFER

  Complete the 'Wire Instructions' or 'ACH on Demand' section of your New Account Application.

  For federal-funds wires, proceeds will be wired on the next business day. For ACH transfers, proceeds will be delivered within two business days.

  Non-IRA accounts with wire-redemption or ACH on Demand privileges.

  Requests by phone or mail.

SELLING COMMON CLASS SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

  accounts whose address of record has been changed within the past 30 days redemptions in certain large amounts (other than by exchange)

  requests to send the proceeds to a different payee or address shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

RECENTLY PURCHASED COMMON CLASS SHARES

For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the funds will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund.

LOW-BALANCE ACCOUNTS OF COMMON CLASS SHARES

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

  Minimum to Keep an Account Open


  Money Market funds                                    $750

  All other Credit Suisse Warburg Pincus Funds         $2000


C.    COMMON CLASS SHAREHOLDER SERVICES

AUTOMATIC SERVICES

Buying or selling Common Class Shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Shareholder Service Center.

SAVEMYMONEY PROGRAM

SaveMyMoney'sm' is a low minimum, automatic investing program that makes it easy to build a mutual fund portfolio. For an initial investment of $250 along with a minimum $50 monthly investment, you can invest in Common Class Shares. The SaveMyMoney Program will automatically transfer the monthly investment amount you designate from your bank account.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Warburg Pincus fund.

RETIREMENT PLANS

Credit Suisse Warburg Pincus offers a range of tax-advantaged retirement accounts, including:

  Traditional IRAs

  Roth IRAs

  Spousal IRAs

  Rollover IRAs

  SEP IRAs

To transfer your IRA to Credit Suisse Warburg Pincus, use the IRA
Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act (UGMA). Please consult your tax professional about these types of accounts.





                       STATEMENT OF DIFFERENCES

The service mark symbol shall be expressed as.............................'sm'